Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2013 Non Financial Services Businesses USD ($)	Mar. 31, 2013 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2013 Financial Services Businesses USD ($)	Mar. 31, 2013 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2013 Eliminations USD ($)	Mar. 31, 2013 Eliminations JPY (¥)	Mar. 31, 2012 Eliminations JPY (¥)
Current assets
Cash and cash equivalents	$ 18,270	¥ 1,718,297	$ 17,854	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746	$ 11,775	¥ 1,107,409	$ 11,745	¥ 1,104,636	¥ 1,300,553	¥ 1,338,821	$ 6,495	¥ 610,888	$ 6,109	¥ 574,564	¥ 780,156	¥ 526,925
Marketable securities	15,371	1,445,663		1,181,070			12,806	1,204,447		1,015,626			2,565	241,216		165,444
Trade accounts and notes receivable, less allowance for doubtful accounts							21,625	2,033,831		2,031,472
Finance receivables, net	54,414	5,117,660		4,114,897									54,414	5,117,660		4,114,897
Inventories	18,243	1,715,786		1,622,282			18,242	1,715,634		1,622,154
Prepaid expenses and other current assets	5,604	527,034		516,378			16,986	1,597,514		1,464,124			7,369	693,036		685,611
Total current assets	146,570	13,784,890		12,321,189			81,434	7,658,835		7,238,012			70,843	6,662,800		5,540,516
Noncurrent finance receivables, net													73,830	6,943,766		5,602,462
Investments and other assets	84,034	7,903,422		6,491,934			79,349	7,462,767		6,218,377			5,476	515,025		304,906
Property, plant and equipment	72,847	6,851,239		6,235,380	6,309,160		50,413	4,741,357		4,510,716			22,434	2,109,882		1,724,664
Total assets	377,281	35,483,317		30,650,965	29,818,166		211,196	19,862,959		17,967,105			172,583	16,231,473		13,172,548			(6,498)	(611,115)	(488,688)
Current liabilities
Short-term borrowings	43,482	4,089,528		3,450,649			6,132	576,685		715,019			41,060	3,861,699		3,040,373
Current portion of long-term debt	28,755	2,704,428		2,512,620			1,973	185,582		339,441			26,988	2,538,249		2,218,526
Accounts payable	22,475	2,113,778		2,242,583			22,251	2,092,722		2,234,316			400	37,655		27,095
Accrued expenses	23,238	2,185,537		1,828,523			22,245	2,092,102		1,737,490			1,126	105,901		96,247
Income taxes payable	1,662	156,266		133,778			1,499	140,935		123,344			163	15,331		10,434
Other current liabilities	10,015	941,918		984,328			12,619	1,186,870		1,175,801			6,720	632,025		536,291
Total current liabilities	137,294	12,912,520		11,781,574			66,719	6,274,896		6,325,411			76,457	7,190,860		5,928,966
Long-term liabilities
Long-term debt	78,020	7,337,824		6,042,277			5,544	521,428		503,070			73,119	6,876,849		5,555,112
Accrued pension and severance costs	8,146	766,112		708,402			8,021	754,360		700,211			125	11,752		8,191
Other long-term liabilities	3,276	308,078		143,351			10,310	969,668		531,982			7,702	724,337		520,252
Total long-term liabilities	104,178	9,797,941		7,802,913			23,875	2,245,456		1,735,263			80,946	7,612,938		6,083,555
Total liabilities	241,472	22,710,461		19,584,487			90,594	8,520,352		8,060,674			157,403	14,803,798		12,012,521			(6,525)	(613,689)	(488,708)
Total Toyota Motor Corporation shareholders' equity	129,166	12,148,035		10,550,261
Noncontrolling interests	6,643	624,821		516,217
Total shareholders' equity	135,809	12,772,856	117,666	11,066,478	10,920,024	10,930,443
Total liabilities and shareholders' equity	$ 377,281	¥ 35,483,317		¥ 30,650,965